Mezzanine Equity (Details) $ / shares in Units, $ in Thousands				6 Months Ended
	Jan. 29, 2024 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 CNY (¥) shares	Jun. 30, 2025	May 08, 2025 $ / shares
Mezzanine Equity [Line Items]
Shares issued value | $	$ 14,104
Investment price annualized return percent				7.50%
Mezzanine equity total amount (in Dollars) | $	$ 14,104,236
Redeemable ordinary shares	10,526,300
Class A Ordinary Shares [Member]
Mezzanine Equity [Line Items]
Issuance of new shares	1,250,000
Price per share (in Dollars per share) | (per share)	$ 4				$ 0.0001
Net proceeds from IPO (in Dollars) | $	$ 4,305
Redeemable ordinary shares	10,526,300
Transfer of mezzanine equity (in Dollars) | $	$ 14,103
Xinyu High-Tech Investment Co Ltd [Member]
Mezzanine Equity [Line Items]
Issuance of new shares		105,263	105,263
Shares split and re-designated		10,526,300	10,526,300
Shares issued value		$ 14,104	¥ 100,000